Related Party Transaction - Additional Information (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024	[1]	Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Company paid	$ 83,040,000		$ 13,859,000	[1]	$ 119,916,000	[1]	$ 39,614,000	[1]	$ 55,289,000	$ 43,132,000
DataSense LLC | Related Party
Related Party Transaction [Line Items]
Other assets current									0
Other liabilities current									0
DataSense LLC | Software Development Services Agreement
Related Party Transaction [Line Items]
Company paid			$ 900,000		$ 1,900,000		$ 1,700,000		$ 3,500,000

[1]	Amounts include certain expenses incurred with related parties. Refer to Note 14 in the accompanying notes for details.